DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information
Entity Registrant Name	Scully Royalty Ltd.
Document Type	20-F
Entity Central Index Key	0000016859
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	12,554,801
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Title of 12(b) Security	Common Shares of US$0.001 par value each
Trading Symbol	SRL
Security Exchange Name	NYSE